Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock
9. Common Stock
2014 Equity Incentive Plan
In March 2014, the Company adopted the 2014 Stock Option Plan, as amended, or the 2014 Plan, which provided for the granting of stock options to employees, consultants, and advisors of the Company. Options granted under the 2014 Plan are either incentive stock options or nonqualified stock options. Options under the 2014 Plan were granted at prices no less than 100% of the estimated fair value of the shares on the date of grant as determined by the Company’s board of directors; provided, however, that the exercise price of an incentive stock option granted to a greater than 10% stockholder could not be less than 110% of the estimated fair value of the shares on the date of grant. Options granted generally vest over four years.
The 2014 Plan allowed for the early exercise of options. Under the terms of the 2014 Plan, option holders, upon early exercise, were required to sign a restricted stock purchase agreement that gave the Company the right to repurchase any unvested shares, at the original exercise price, in the event the grantees’ employment terminated for any reason. The repurchase right lapses over time as the shares vest at the same rate as the original option vesting schedule. Stock-based awards forfeited, cancelled, or repurchased generally were returned to the pool of shares of common stock available for issuance.
In connection with the Company’s initial public offering (the “IPO”), the 2014 Plan was terminated effective immediately prior to the effectiveness of the 2020 Equity Incentive Plan (“2020 Plan”) and the Company ceased granting any additional awards under the 2014 Plan. All outstanding awards under the 2014 Plan at the time of the termination of the 2014 Plan remain subject to the terms of the 2014 Plan, and any shares underlying stock options that expire or terminate or are forfeited or repurchased by the Company under the 2014 Plan were automatically transferred to the 2020 Plan.
2020 Equity Incentive Plan
In November 2020, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2020 Plan, which became effective one business day prior to the effective date of the IPO Registration Statement. The 2020 Plan provides for the granting of nonstatutory stock options, restricted stock, restricted stock units (“RSUs”), stock appreciation rights, performance units, and performance shares for the Company’s Class A common stock to the Company’s employees, directors, and consultants. Stock-based awards under the 2020 Plan that expire or are forfeited, canceled, or repurchased generally are returned to the pool of shares of Class A common stock available for issuance under the 2020 Plan. In addition, the number of shares of the Company’s Class A common stock reserved for issuance under the 2020 Plan will automatically increase on January 1 of each calendar year, starting on January 1, 2021 in an amount equal to the least of (i) 32,493,000 shares, (ii) five percent (5%) of the total number of all classes of common stock outstanding on December 31 of the fiscal year before the date of each automatic increase, or (iii) such other number of shares determined by the Company’s board of directors prior to the applicable January 1.
The exercise price of the options granted under the 2020 Plan will at least be equal to the fair market value of the Company’s Class A common stock on the date of grant. The options may be granted for a term of up to ten years (or five years if the option is an incentive stock option granted to a greater than 10% stockholder) and at prices no less than 100% of the fair market value of the shares on the date of grant, provided, however, that the exercise price of an incentive stock option granted to a greater than 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. Options granted under the 2020 Plan generally vest over four years.

Stock Award Activities
A summary of activity under the 2014 and 2020 Plan and related information was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

	Options Outstanding
	Shares subject to Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	33,802	$2.42	5.92	$4,744
Granted	—	$—
Exercised	(12,346)	$2.27		$1,880
Forfeited	(28)	$2.98

Balance as of September 30, 2021	21,428	$2.51	4.87	$4,359

Exercisable as of September 30, 2021	19,231	$2.07	4.64	$3,921

Vested and expected to vest as of September 30, 2021	21,428	$2.51	4.87	$4,359

The aggregate intrinsic value disclosed in the above table is based on the difference between the exercise price of the stock option and the closing stock price on the NYSE as of the respective period-end
dates. The aggregate intrinsic value of stock options exercised during the nine months ended September 30, 2020, and 2021 was $57 million and $1.9 billion, respectively. There were no stock options granted during the nine months ended September 30, 2020 and 2021.
The summary of RSU activity was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested units as of December 31, 2020	28,366		$4,049
Granted	6,545	$166.87
Vested	(47)	$105.26
Vested and settled	(5,852)	$50.34
Forfeited	(909)	$72.89

Unvested units as of September 30, 2021	28,103		$5,789

The aggregate intrinsic value disclosed in the above table is based on the closing price on the NYSE, as of the respective period-end
dates. The weighted-average fair value per share of RSUs granted during the nine months ended September 30, 2020 and 2021 was $34.11 and $166.87, respectively.

Stock-Based Compensation Expense
The Company recorded stock-based compensation expense in the condensed consolidated statements of operations as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Cost of revenue, exclusive of depreciation and amortization	$—	$13	$1	$34
Sales and marketing	—	14	1	38
Research and development	2	47	5	129
General and administrative	1	48	4	156

Total stock-based compensation expense	$3	$122	$11	$357

As of September 30, 2021, there was $9 million of unrecognized stock-based compensation expense related to unvested stock options, which is expected to be recognized over a weighted-average period of 0.80 years.
In November 2020, the Company’s board of directors approved the grant of 10,379,000 RSUs to the Company’s Chief Executive Officer (the “CEO Performance Award”). The CEO Performance Award vests upon the satisfaction of a service condition and achievement of certain stock price goals. As of September 30, 2021, unrecognized stock-based compensation expense related to the CEO Performance Award was $318 million, which is expected to be recognized over a period of 3.57 years.
As of September 30, 2021, there was $1.4 billion of unrecognized stock-based compensation expense related to unvested RSUs, excluding the unrecognized stock-based compensation expense associated with the CEO Performance Award granted in November 2020. The Company expects to recognize this expense over the remaining weighted-average period of 2.68 years.
2020 Employee Stock Purchase Plan
In November 2020, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2020 Employee Stock Purchase Plan (“the ESPP”), which became effective on the business day immediately prior to the effectiveness of the registration statement on Form
S-1
related to the IPO. A total of 6,498,600 shares of Class A common stock were initially reserved for sale under the ESPP. The number of shares of Class A common stock available for issuance under the ESPP will be increased on the first day of each fiscal year beginning with the fiscal year following the fiscal year in which the first enrollment date (if any) occurs equal to the least of (i) 6,498,600 shares of Class A common stock, (ii) one and one-half
percent (1.5%) of the outstanding shares of all classes of common stock on the last day of the immediately preceding fiscal year, or (iii) an amount determined by the administrator of the ESPP.
Subject to any limitations contained therein, the ESPP allows eligible employees to contribute (in the form of payroll deductions or otherwise to the extent permitted by the administrator) an amount established by the administrator from time to time in its discretion to purchase Class A common stock at a discounted price per share.
As of September 30, 2021, there had been no offering period or purchase period under the ESPP, and no such period will begin unless and until determined by the administrator.

12. Common Stock
Common Stock Reserved for Future Issuance
The following table summarizes the Company’s shares of common stock reserved for future issuance on an as-converted
basis (in thousands):

	December 31, 2019	December 31, 2020
Conversion of outstanding redeemable convertible preferred stock	230,953	—
Stock options issued and outstanding under the 2014 Plan	36,247	33,802
RSUs outstanding under the 2014 and 2020 Plan	15,924	34,939
Remaining shares available for future issuance	10,478	32,210
Shares available for issuance under the 2020 Employee Stock Purchase Plan	—	6,499

Total	293,602	107,450

2014 Equity Incentive Plan
In March 2014, the Company adopted the 2014 Stock Option Plan, as amended, or the 2014 Plan, which provided for the granting of stock options to employees, consultants, and advisors of the Company. Options granted under the 2014 Plan are either incentive stock options or nonqualified stock options. Options under the 2014 Plan were granted for a term of up to ten years (or five years if the option was an incentive stock option granted to a greater than 10% stockholder) and at prices no less than 100% of the estimated fair value of the shares on the date of grant as determined by the Company’s board of directors; provided, however, that the exercise price of an incentive stock option granted to a greater than 10% stockholder could not be less than 110% of the estimated fair value of the shares on the date of grant. Options granted generally vest over four years.
The 2014 Plan allowed for the early exercise of options. Under the terms of the 2014 Plan, option holders, upon early exercise, were required to sign a restricted stock purchase agreement that gave the Company the right to repurchase any unvested shares, at the original exercise price, in the event the grantees’ employment terminated for any reason. The repurchase right lapses over time as the shares vest at the same rate as the original option vesting schedule. Stock-based awards forfeited, cancelled, or repurchased generally were returned to the pool of shares of common stock available for issuance.
In connection with the IPO, the 2014 Plan was terminated effective immediately prior to the effectiveness of the 2020 Equity Incentive Plan (“2020 Plan”) and the Company ceased granting any additional awards under the 2014 Plan. All outstanding awards under the 2014 Plan at the time of the termination of the 2014 Plan remain subject to the terms of the 2014 Plan, and any shares underlying stock options that expire or terminate or are forfeited or repurchased by the Company under the 2014 Plan were automatically transferred to the 2020 Plan.
2020 Equity Incentive Plan
In November 2020, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2020 Plan, which became effective one business day prior to the effective date of the IPO Registration Statement. The 2020 Plan provides for the granting of nonstatutory stock options, restricted stock, RSUs, stock appreciation rights, performance units, and performance shares for the Company’s Class A common stock to the Company’s employees, directors, and consultants. Stock-based awards under the 2020 Plan that expire or are forfeited, canceled, or repurchased generally are returned to the pool of shares of Class A common stock available for issuance under the 2020 Plan. In addition, the number of shares of the Company’s Class A common stock reserved for issuance under the 2020 Plan will automatically increase on January 1 of each calendar year, starting on January 1, 2021 in an amount equal to the least of (i) 32,493,000 shares, (ii) five percent (5%) of the total number of all classes of common stock outstanding on December 31 of the fiscal year before the date of each automatic increase, or (iii) such other number of shares determined by the Company’s board of directors prior to the applicable January 1.

The exercise price of the options granted under the 2020 Plan will at least be equal to the fair market value of our Class A common stock on the date of grant. The options may be granted for a term of up to ten years (or five years if the option is an incentive stock option granted to a greater than 10% stockholder) and at prices no less than 100% of the fair market value of the shares on the date of grant, provided, however, that the exercise price of an incentive stock option granted to a greater than 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. Options granted under the 2020 Plan generally vest over four years.
RSUs
Prior to November 2020
,
the Company granted RSUs that vest only upon the satisfaction of both service-based and liquidity event-related performance vesting conditions. The service-based vesting condition for these awards generally is satisfied over four years. The liquidity event-related performance vesting condition was satisfied upon the effectiveness of the IPO Registration Statement. The liquidity event-related performance vesting condition was achieved upon the effectiveness of the Company’s IPO, resulting in the Company recording cumulative stock-based compensation expense of $279 million for those RSUs for which the service-based vesting condition has been satisfied. Stock-based compensation related to the remaining service-based period after the liquidity event-related performance vesting condition was satisfied will be recorded over the remaining requisite service period. Since November 2020, with the exception of the CEO Performance Award discussed below, the Company granted RSUs that vest only upon the satisfaction of a service-based vesting condition which is generally four years.
CEO Performance Award
In November 2020, the Company’s board of directors approved the grant of 10,379,000 RSUs to the CEO (the “CEO Performance Award”). The CEO Performance Award vests upon the satisfaction of a service condition and achievement of certain stock price goals. The CEO Performance Award is excluded from Class A common stock issued and outstanding until the satisfaction of these vesting conditions. The CEO Performance Award also provides the holder with certain stockholder rights, such as the right to vote the shares with the other holders of Class A common stock and a right to cumulative declared dividends. However, the CEO Performance Award is not considered a participating security for purposes of calculating net loss per share attributable to common stockholders as the right to the cumulative declared dividends is forfeitable if the service condition is not met.

The CEO Performance Award is eligible to vest beginning on the first trading day 18 months following the day Company’s IPO date, and expiring seven years after the IPO date. The CEO Performance Award comprises nine tranches that are eligible to vest based on the achievement of stock price goals, ranging from $187.60 to $501.00 per share, each of which are referred to as a Company Stock Price Target, measured over a consecutive
180-day
trading period during the performance period as set forth below. This measurement period was designed to reward the CEO only if the Company achieved sustained growth in the stock price.

	Company Stock Price Target	Number of RSUs Eligible to Vest
1	$187.60	518,950
2	$226.80	518,950
3	$265.80	1,037,900
4	$305.00	1,037,900
5	$344.00	1,037,900
6	$383.00	1,556,850
7	$422.20	1,556,850
8	$461.20	1,556,850
9	$501.00	1,556,850
The Company calculated the grant date fair value of the CEO Performance Award based on multiple stock price paths developed through the use of a Monte Carlo simulation model. A Monte Carlo simulation model also calculates a derived service period for each of the nine vesting tranches, which is the measure of the expected time to achieve each Company Stock Price Target. A Monte Carlo simulation model requires the use of various assumptions, including the underlying stock price, volatility, and the risk-free interest rate as of the valuation date, corresponding to the length of time remaining in the performance period, and expected dividend yield. The weighted-average grant date fair value of the CEO Performance Award was $39.8275 per share. The Company will recognize total stock-based compensation expense of $413 million over the derived service period of each tranche, which is between 2.53 to 4.42 years, using the accelerated attribution method as long as the CEO satisfies the service-based vesting condition. If the Company Stock Price Targets are met sooner than the derived service period, the Company will adjust its stock-based compensation to reflect the cumulative expense associated with the vested awards. Provided that Tony Xu continues to be the Company’s CEO, the Company will recognize stock-based compensation expense over the requisite service period, regardless of whether the Company Stock Price Targets are achieved.
The Company recorded $12 million of stock-based compensation expense related to the CEO Performance Award during the year ended December 31, 2020. As of December 31, 2020, unrecognized stock-based compensation expense related to the CEO Performance Award was $401 million.

Stock Award Activities
A summary of activity under the 2014 and 2020 Plan and related information was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

		Options Outstanding
	Shares Available for Grant	Shares subject to Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance as of December 31, 2019	10,478	36,247	$2.38	6.92	$1,070
Shares authorized	40,493	—
Options granted	—	—	$—
Options exercised	—	(2,191)	$1.90		129
Options forfeited	254	(254)	$1.94
RSUs granted	(20,126)	—
RSUs forfeited	1,046	—
Shares withheld related to net share settlement, returned to the 2020 Plan	65

Balance as of December 31, 2020	32,210	33,802	$2.42	5.92	$4,744

Exercisable as of December 31, 2020		28,291	$1.95	5.61	$3,983

Vested and expected to vest as of December 31, 2020		33,802	$2.42	5.92	$4,744

The aggregate intrinsic value disclosed in the above table is based on the difference between the exercise price of the stock option and the estimated fair value of the Company’s common stock as of the respective period-end
dates. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2018, 2019, and 2020 was $24 million, $47 million, and $129 million, respectively. The weighted-average grant date fair value of stock options granted during the years ended December 31, 2018 and 2019 was $2.74 and $11.78 per share, respectively. There were no stock options granted during the year ended December 31, 2020.
The summary of RSU activity was as follows (in millions, except share amounts which are reflected in thousands, and per share data):

	Number of Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested units as of December 31, 2019	15,924		$508
Granted	20,126	$56.27
Vested	(6,573)	$17.40
Vested and settled	(65)	$10.68
Forfeited	(1,046)	$29.14

Unvested units as of December 31, 2020	28,366		$4,049

The aggregate intrinsic value disclosed in the above table is based on the estimated fair value of the Company’s common stock, or after the IPO, based on the closing price on the NYSE, as of the respective period-end
dates. The weighted-average fair value per share of RSUs granted during the years ended December 31, 2018, 2019, and 2020 was $7.86, $27.31, and $56.27, respectively. No RSUs vested during the years ended December 31, 2018 and 2019.

Early Exercise of Unvested Stock Options
Shares purchased by employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding shares until those shares vest according to their respective vesting schedules. Cash received from employee exercises of unvested options is treated as a refundable deposit included in accrued expenses and other current liabilities on the consolidated balance sheets. Amounts recorded are reclassified to common stock and additional paid-in
capital as the shares vest. As of December 31, 2019 and 2020, there were no unvested shares related to early option exercises.
Stock-Based Compensation Expense
The assumptions used to estimate the fair value of stock options granted for the periods presented were as follows:

Year Ended December 31,
	2018	2019	2020
Expected volatility	54.10% - 57.64%	53.73% - 53.85%	—
Risk-free rate	2.49% - 3.08%	2.35% - 2.36%	—
Dividend yield	—	—	—
Expected term (in years)	5.00 - 6.10	5.91 - 6.03	—
There were no stock options granted during the year ended December 31, 2020.
The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in millions):

	Year Ended December 31,
	2018	2019	2020
Cost of revenue, exclusive of depreciation and amortization	$3	$2	$31
Sales and marketing	3	2	37
Research and development	11	8	171
General and administrative	7	6	83

Total stock-based compensation expense	$24	$18	$322

As of December 31, 2020, there was $20 million of unrecognized stock-based compensation expense related to unvested stock options, which is expected to be recognized over a weighted-average period of 1.31 years.
As of December 31, 2020, there was $710 million of unrecognized stock-based compensation expense related to unvested RSUs, excluding the unrecognized stock-based compensation expense associated with the CEO Performance Award granted in November 2020. The Company expects to recognize this expense over the remaining weighted-average period of 2.91 years.
2020 Employee Stock Purchase Plan
The Company’s board of directors adopted, and the Company’s stockholders approved, the 2020 Employee Stock Purchase Plan (“the ESPP”), which became effective on the business day immediately prior to the effectiveness of the registration statement on Form
S-1
related to the IPO. A total of 6,498,600 shares of Class A common stock were initially reserved for sale under the ESPP. The number of shares of Class A common stock available for issuance under the ESPP will be increased on the first day of each fiscal year beginning with the fiscal year following the fiscal year in which the first enrollment date (if any) occurs equal to the least of (i)
6,498,600 shares of Class A common stock, (ii) one and
one-half
percent (1.5%) of the outstanding shares of all classes of common stock on the last day of the immediately preceding fiscal year, or (iii) an amount determined by the administrator of the ESPP.
The ESPP includes two components: a component that allows the Company to make offerings intended to qualify under Section 423 of the Code and a component that allows the Company to make offerings not intended to qualify under Section 423 of the Code to designated companies. Subject to any limitations contained therein, the ESPP allows eligible employees to contribute (in the form of payroll deductions or otherwise to the extent permitted by the administrator) an amount established by the administrator from time to time in its discretion to purchase Class A common stock at a discounted price per share.
As of December 31, 2020, there had been no offering period or purchase period under the ESPP, and no such period will begin unless and until determined by the administrator.